FIDELITY
TAX MANAGED STOCK
FUND

SEMIANNUAL REPORT

APRIL 30, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 22  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(RECYCLE LOGO)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIOD ENDED APRIL 30, 1999     LIFE OF FUND

FIDELITY TAX MANAGED STOCK      18.30%

FIDELITY TAX MANAGED STOCK      17.12%
(INCL. 1.00% TRADING FEE)

S&P 500 (registered trademark)  20.89%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on November 2, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Because the fund did not pay any taxable dividends or capital gain distributions during the period, your total return after taxes would have been the same as the total return shown above if you had continued to hold your shares at the end of the period. If you had sold your shares at the end of the period, and the current 1.00% trading fee was paid, you would have realized a short-term capital gain and your after-tax return after paying federal income tax (in the 39.6% tax bracket) from the proceeds of such sale would have been 10.34%. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

Powerful momentum in stock prices
and overwhelming investor
confidence provided the backdrop
for the surge in large-cap stock
prices during the six-month period
that ended April 30, 1999. Investor
confidence was further bolstered
by a near-perfect economic
environment of strong domestic
growth, low interest rates, benign
inflation and improving overseas
markets. The hype surrounding
equities was greatest in the
technology sector, most notably
Internet stocks. Pharmaceutical,
finance and telecommunications
shares also performed well. Late in
the period, economically sensitive
cyclical stocks outperformed other
sectors as investors worried about
the potential threat of inflation due to strong economic indicators in the
U.S. and signs that global markets
were beginning to turn around.
Approximately one month after
surpassing the 10,000 level in late
March, the Dow Jones Industrial
Average was flirting with 11,000. As
market leadership broadened into
cyclicals and value-oriented sectors,
the surge in stock prices continued to
drive the Dow Jones Industrials,
Standard & Poor's 500 and
NASDAQ indexes, which returned
26.58%, 22.32% and 43.55%,
respectively, for the six-month
period. The phenomenal
performance of a narrow group of
large-cap growth stocks, however,
masked the weak returns of the
overall market as the average stock
on the New York Stock Exchange
declined during the period.

(PHOTOGRAPH OF TIME HEFFERNAN)

An interview with Tim Heffernan, Portfolio Manager of Fidelity
Tax Managed Stock Fund

Q. HOW DID THE FUND PERFORM, TIM?

A. Since the fund's inception on November 2, 1998, through April 30, 1999, the fund posted a total return of 18.30%. In comparison, the Standard & Poor's 500 Index returned 20.89% during the same period.

Q. WHAT FACTORS CAUSED THE FUND TO UNDERPERFORM THE S&P 500?

A. The fund's slightly overweighted positions in energy and financial stocks relative to the index hurt performance. While these sectors rallied late in the period, absolute returns suffered due to concerns about weakness in the global economy during the fourth quarter of 1998. Underperformance relative to the index also can be attributed to the fund's underweighted positions in top-performing cyclical stocks and its exposure to weak-performing consumer nondurables, such as beverages, tobacco and household products. Due to the fund's investment horizon and objectives, my strategy is not to react to or time the market's shifts into different sectors.

Q. HOW WOULD YOU CHARACTERIZE THE INVESTMENT ENVIRONMENT DURING THE PAST SIX MONTHS?

A. With the exception of the rotation into cyclical stocks and a broadening of market leadership at the end of the period, market characteristics remained pretty much the same as we experienced last year, as the major market averages continued to move higher with the help of a narrow group of large, blue-chip stocks. The strong performance of the S&P 500, Dow Jones Industrial Average and NASDAQ indexes, however, shrouded the lackluster performance of the overall market as most stocks, including small-cap and value stocks, lagged large-cap companies.

Q. HOW WOULD YOU DESCRIBE YOUR INVESTMENT APPROACH OR STYLE?

A. I take a long-term approach to managing the fund with an eye toward diversification, focusing on growth and income opportunities combined with close attention to stock valuations. The result is a concentration in stocks that represent long-term earnings growth and above-average return potential. In addition, the fund is designed to lead to lower distributions of realized capital gains compared to funds managed without regard to federal income tax consequences. Accordingly, I anticipate the fund will typically hold investments for three to five years before selling. I will discuss the fund's tax-sensitive strategies in greater detail in the callout box at the end of this report.

Q. WHAT STOCKS PROVIDED THE BEST PERFORMANCE FOR THE FUND?

A. Microsoft continued to provide strong performance results as the company reported solid earnings growth. It also benefited from the general positive investor sentiment surrounding large-cap technology companies. Cyclical and basic industry companies such as Alcoa, and energy holdings such as Elf Aquitaine, rallied significantly late in the period, providing a strong boost to the fund's return.

Q. WHAT STOCKS DETRACTED FROM TOTAL RETURN?

A. A handful of stocks across a range of industries suffered from poor performance. Shares in companies such as Compaq Computer, Compuware, Royal Dutch Petroleum and Philip Morris detracted from performance as these companies suffered from weak investor sentiment or disappointing earnings.

Q. WHAT'S YOUR OUTLOOK?

A. It's very difficult to predict the direction of the overall market or whether the bull market for the large-cap growth stocks will continue in the months ahead. Despite moments of uncertainty, large-cap companies have dominated the spotlight for an extended period of time because many have produced stellar earnings results. Nevertheless, the huge run-up this small number of stocks has experienced makes it increasingly difficult for these companies to produce earnings gains that support their stock valuations. With this in mind, it becomes increasingly important to position the fund's investments in a well-diversified range of companies with strong earnings prospects, solid business fundamentals and reasonable stock valuations. Companies with these characteristics should outperform their industry peers no matter what the overall direction of the market.

(CHECKMARK)
FUND FACTS

GOAL: seeks long-term growth
of capital by investing mainly
in equity securities and
attempting to reduce the
impact of federal taxes on
shareholder investment returns

START DATE: November 2,
1998

FUND NUMBER: 343

TRADING SYMBOL: FTXMX

SIZE: as of April 30, 1999,
more than $53 million

MANAGER: Tim Heffernan,
since inception; manager,
Fidelity Congress Street and
Exchange funds, since 1997;
manager, various institutional
funds for Fidelity
Management Trust Company,
1992-1996; joined Fidelity
in 1984

TIM HEFFERNAN ON HIS
STRATEGY FOR MINIMIZING THE
IMPACT OF FEDERAL
INCOME TAXES ON THE FUND:

"When I invest, I look for
long-term growth
opportunities, and, when I sell, I
carefully consider the federal tax
implications. For example,
before I sell a security and realize
a gain, I will consider the federal
tax impact on the return of the fund.
I will even capitalize on
opportunities to realize losses in the
fund to offset realized gains. At the
end of the day, my overriding goal is
to help our shareholders keep
more of what their
investments earn and defer the
actual federal tax payment as long
as possible.

"Management of the fund's federal
tax exposure is complex because
there are many stocks in the fund
with multiple tax lots associated
with each stock position. I must
consider varying expected returns
for the stocks in which I invest,
diversification, transaction costs, tax
impacts, and the fund's net realized
gain and loss position. In order to
effectively deal with all these pieces
and attempt to manage the fund in a
tax-efficient and optimal way, I use
proprietary computer models, which
help me look at these factors
simultaneously. This approach
allows me to choose stocks that have
the potential to generate the best
return and to reduce the impact of
federal income tax on
shareholders' investment return
over the long term."

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF APRIL
30, 1999

                                % OF FUND'S INVESTMENTS

Microsoft Corp.                 3.5

General Electric Co.            3.5

Cisco Systems, Inc.             2.7

MCI WorldCom, Inc.              2.3

Chase Manhattan Corp.           2.2

Procter & Gamble Co.            1.9

Citigroup, Inc.                 1.8

Textron, Inc.                   1.8

Elf Aquitaine SA sponsored ADR  1.7

Merck & Co., Inc.               1.5

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                                % OF FUND'S INVESTMENTS

TECHNOLOGY                      17.8

FINANCE                         16.9

UTILITIES                       12.2

HEALTH                          11.2

ENERGY                          8.0

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999*
Row: 1, Col: 1, Value: 96.7
Row: 1, Col: 2, Value: 2.3
Stocks 97.7%
Short-term investments 2.3%
*FOREIGN INVESTMENTS 5.3%

INVESTMENTS APRIL 30, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 97.7%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 3.7%

AEROSPACE & DEFENSE - 2.7%

Cordant Technologies, Inc.        2,100                    $ 96,863

Textron, Inc.                     10,400                    958,100

United Technologies Corp.         2,800                     405,650

                                                            1,460,613

DEFENSE ELECTRONICS - 0.7%

Litton Industries, Inc. (a)       1,400                     87,675

Raytheon Co. Class B              3,800                     266,950

                                                            354,625

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            2,500                     175,625

TOTAL AEROSPACE & DEFENSE                                   1,990,863

BASIC INDUSTRIES - 2.9%

CHEMICALS & PLASTICS - 0.5%

IMC Global, Inc.                  6,000                     150,000

Minerals Technologies, Inc.       1,900                     102,600

                                                            252,600

METALS & MINING - 1.3%

Alcoa, Inc.                       11,500                    715,875

PACKAGING & CONTAINERS - 0.3%

Corning, Inc.                     2,700                     154,575

PAPER & FOREST PRODUCTS - 0.8%

Kimberly-Clark Corp.              6,000                     367,875

Sealed Air Corp. (a)              1,100                     66,894

                                                            434,769

TOTAL BASIC INDUSTRIES                                      1,557,819

CONSTRUCTION & REAL ESTATE -
1.1%

BUILDING MATERIALS - 1.1%

Fortune Brands, Inc.              11,500                    454,250

Southdown, Inc.                   2,000                     128,125

                                                            582,375

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Meditrust Corp. unit              2,700                    $ 33,581

TOTAL CONSTRUCTION & REAL                                   615,956
ESTATE

DURABLES - 0.7%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Federal-Mogul Corp.               1,300                     57,038

Navistar International Corp.      2,200                     115,088
(a)

TRW, Inc.                         4,500                     188,719

                                                            360,845

ENERGY - 8.0%

ENERGY SERVICES - 0.3%

Schlumberger Ltd.                 2,400                     153,300

OIL & GAS - 7.7%

Amerada Hess Corp.                6,100                     347,700

Anadarko Petroleum Corp.          4,600                     174,513

BP Amoco PLC sponsored ADR        1,265                     143,182

Chevron Corp.                     3,400                     339,150

Coastal Corp. (The)               3,100                     118,575

Elf Aquitaine SA sponsored ADR    12,000                    937,500

Exxon Corp.                       8,400                     697,725

Mobil Corp.                       2,200                     230,450

Royal Dutch Petroleum Co. (NY     1,500                     88,031
Registry Gilder 1.25)

Total SA sponsored ADR            8,000                     544,000

USX-Marathon Group                4,000                     125,000

Vastar Resources, Inc.            7,700                     422,538

                                                            4,168,364

TOTAL ENERGY                                                4,321,664

FINANCE - 16.9%

BANKS - 5.8%

Bank of America Corp.             10,700                    770,400

Bank of New York Co., Inc.        3,400                     136,000

Bank One Corp.                    9,700                     572,300

Chase Manhattan Corp.             14,700                    1,216,425

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

U.S. Bancorp                      2,800                    $ 103,775

Wells Fargo & Co.                 8,400                     362,775

                                                            3,161,675

CREDIT & OTHER FINANCE - 3.4%

American Express Co.              3,300                     431,269

Associates First Capital          2,200                     97,488
Corp. Class A

Citigroup, Inc.                   13,000                    978,250

Fleet Financial Group, Inc.       4,100                     176,556

Greenpoint Financial Corp.        2,300                     80,500

Household International, Inc.     1,600                     80,500

                                                            1,844,563

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                        5,500                     390,156

Freddie Mac                       3,900                     244,725

                                                            634,881

INSURANCE - 3.9%

Ambac Financial Group, Inc.       6,200                     374,325

American International Group,     5,300                     622,419
Inc.

CMAC Investments Corp.            3,800                     174,325

Enhance Financial Services        6,000                     124,125
Group, Inc.

MBIA, Inc.                        9,000                     605,250

MGIC Investment Corp.             1,800                     87,413

PMI Group, Inc.                   2,000                     111,625

                                                            2,099,482

SAVINGS & LOANS - 1.9%

Astoria Financial Corp.           7,900                     395,988

Dime Bancorp, Inc.                1,300                     29,981

Washington Mutual, Inc.           14,100                    579,863

                                                            1,005,832

SECURITIES INDUSTRY - 0.7%

Morgan Stanley, Dean Witter &     3,900                     386,831
Co.

TOTAL FINANCE                                               9,133,264

HEALTH - 11.2%

DRUGS & PHARMACEUTICALS - 6.4%

American Home Products Corp.      1,700                     103,700

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Amgen, Inc. (a)                   2,700                    $ 165,881

Bausch & Lomb, Inc.               400                       30,000

Bristol-Myers Squibb Co.          9,600                     610,200

Lilly (Eli) & Co.                 5,500                     404,938

Merck & Co., Inc.                 11,800                    828,950

Pfizer, Inc.                      3,900                     448,744

Quintiles Transnational Corp.     2,300                     93,294
(a)

Rhone-Poulenc SA sponsored        1,100                     51,838
ADR Class A

Schering-Plough Corp.             7,500                     362,344

Warner-Lambert Co.                5,200                     353,275

                                                            3,453,164

MEDICAL EQUIPMENT & SUPPLIES
- 4.3%

Abbott Laboratories               9,000                     435,938

Baxter International, Inc.        12,400                    781,200

Guidant Corp.                     2,400                     128,850

Johnson & Johnson                 7,800                     760,500

Medtronic, Inc.                   2,860                     205,741

                                                            2,312,229

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Lincare Holdings, Inc. (a)        3,400                     100,725

Trigon Healthcare, Inc. (a)       3,300                     104,775

Universal Health Services,        1,800                     93,263
Inc. Class B (a)

                                                            298,763

TOTAL HEALTH                                                6,064,156

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.9%

ELECTRICAL EQUIPMENT - 3.5%

General Electric Co.              17,900                    1,888,450

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Coltec Industries, Inc. (a)       1,900                     41,088

Tyco International Ltd.           3,700                     300,625

                                                            341,713

POLLUTION CONTROL - 0.8%

Waste Management, Inc.            7,400                     418,100

TOTAL INDUSTRIAL MACHINERY &                                2,648,263
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - 4.8%

BROADCASTING - 2.0%

AT&T Corp. (Liberty Media         3,744                    $ 239,148
Group) Class A (a)

CBS Corp. (a)                     10,600                    482,963

MediaOne Group, Inc.              500                       40,781

Time Warner, Inc.                 5,000                     350,000

                                                            1,112,892

ENTERTAINMENT - 0.8%

Disney (Walt) Co.                 13,300                    422,275

PUBLISHING - 0.8%

McGraw-Hill Companies, Inc.       4,400                     243,100

Meredith Corp.                    2,300                     84,381

Reader's Digest Association,      3,500                     124,469
Inc. Class A (non-vtg.)

                                                            451,950

RESTAURANTS - 1.2%

McDonald's Corp.                  7,800                     330,525

Tricon Global Restaurants,        4,700                     302,563
Inc. (a)

                                                            633,088

TOTAL MEDIA & LEISURE                                       2,620,205

NONDURABLES - 7.1%

BEVERAGES - 1.3%

Anheuser-Busch Companies,         3,700                     270,563
Inc.

Coca-Cola Co. (The)               1,400                     95,200

PepsiCo, Inc.                     9,200                     339,825

                                                            705,588

FOODS - 1.1%

Bestfoods                         1,800                     90,338

ConAgra, Inc.                     2,200                     54,725

Corn Products International,      1,800                     51,975
Inc.

Heinz (H.J.) Co.                  3,900                     182,081

Nabisco Holdings Corp. Class A    6,000                     226,875

                                                            605,994

HOUSEHOLD PRODUCTS - 3.2%

Clorox Co.                        507                       58,495

Gillette Co.                      5,700                     297,469

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Procter & Gamble Co.              11,200                   $ 1,050,700

Unilever NV (NY shares)           5,300                     344,169

                                                            1,750,833

TOBACCO - 1.5%

Philip Morris Companies, Inc.     22,300                    781,894

TOTAL NONDURABLES                                           3,844,309

RETAIL & WHOLESALE - 4.9%

APPAREL STORES - 0.8%

Abercrombie & Fitch Co. Class     2,000                     190,250
A (a)

Gap, Inc.                         450                       29,953

Limited, Inc. (The)               1,700                     74,375

TJX Companies, Inc.               3,300                     109,931

                                                            404,509

DRUG STORES - 0.5%

CVS Corp.                         2,100                     100,013

Walgreen Co.                      5,600                     150,500

                                                            250,513

GENERAL MERCHANDISE STORES -
2.3%

Costco Companies, Inc. (a)        1,300                     105,219

Dayton Hudson Corp.               3,900                     262,519

Federated Department Stores,      1,900                     88,706
Inc. (a)

Saks, Inc. (a)                    1,100                     31,144

Wal-Mart Stores, Inc.             17,000                    782,000

                                                            1,269,588

GROCERY STORES - 0.8%

Albertson's, Inc.                 4,600                     236,900

Kroger Co. (a)                    3,100                     168,369

Safeway, Inc. (a)                 700                       37,756

                                                            443,025

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.5%

Home Depot, Inc.                  3,900                     233,756

Lowe's Companies, Inc.            900                       47,475

                                                            281,231

TOTAL RETAIL & WHOLESALE                                    2,648,866

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

SERVICES - 0.4%

ADVERTISING - 0.3%

Interpublic Group of              1,900                    $ 147,369
Companies, Inc.

SERVICES - 0.1%

Dun & Bradstreet Corp.            1,400                     51,450

TOTAL SERVICES                                              198,819

TECHNOLOGY - 17.8%

COMMUNICATIONS EQUIPMENT - 5.0%

ADC Telecommunications, Inc.      2,200                     105,188
(a)

Cisco Systems, Inc. (a)           13,000                    1,482,813

Lucent Technologies, Inc.         8,800                     529,100

OY Nokia AB sponsored ADR         8,200                     608,338

                                                            2,725,439

COMPUTER SERVICES & SOFTWARE
- 7.3%

America Online, Inc.              4,100                     585,275

Citrix Systems, Inc. (a)          1,800                     76,500

Compuware Corp. (a)               1,700                     41,438

DST Systems, Inc. (a)             5,300                     308,725

Electronics for Imaging, Inc.     2,600                     123,013
(a)

First Data Corp.                  2,600                     110,338

International Business            2,900                     606,644
Machines Corp.

Microsoft Corp. (a)               23,500                    1,910,827

Oracle Corp. (a)                  6,750                     182,672

                                                            3,945,432

COMPUTERS & OFFICE EQUIPMENT
- 1.9%

Compaq Computer Corp.             5,900                     131,644

Dell Computer Corp. (a)           10,000                    411,875

EMC Corp. (a)                     2,400                     261,450

Gateway 2000, Inc. (a)            1,700                     112,519

SCI Systems, Inc. (a)             2,800                     106,575

Xerox Corp.                       600                       35,250

                                                            1,059,313

ELECTRONIC INSTRUMENTS - 0.5%

Applied Materials, Inc. (a)       2,300                     123,338

KLA-Tencor Corp. (a)              1,000                     49,625

Perkin-Elmer Corp.                800                       86,500

                                                            259,463

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - 3.1%

Intel Corp.                       12,000                   $ 734,250

Linear Technology Corp.           1,300                     73,938

Motorola, Inc.                    6,700                     536,838

Texas Instruments, Inc.           3,100                     316,588

                                                            1,661,614

TOTAL TECHNOLOGY                                            9,651,261

TRANSPORTATION - 1.1%

RAILROADS - 0.5%

Burlington Northern Santa Fe      2,800                     102,550
Corp.

CSX Corp.                         1,200                     59,100

Union Pacific Corp.               1,800                     108,000

                                                            269,650

TRUCKING & FREIGHT - 0.6%

CNF Transportation, Inc.          2,700                     117,956

Hunt (J.B.) Transport             3,700                     77,006
Services, Inc.

USFreightways Corp.               3,500                     131,250

                                                            326,212

TOTAL TRANSPORTATION                                        595,862

UTILITIES - 12.2%

CELLULAR - 1.3%

AirTouch Communications, Inc.     2,400                     224,100
(a)

ALLTEL Corp.                      6,800                     458,575

                                                            682,675

ELECTRIC UTILITY - 2.5%

AES Corp. (a)                     2,100                     105,000

CMS Energy Corp.                  1,000                     44,000

Duke Energy Corp.                 3,800                     212,800

Entergy Corp.                     7,100                     221,875

PG&E Corp.                        25,100                    779,669

                                                            1,363,344

TELEPHONE SERVICES - 8.4%

Ameritech Corp.                   5,400                     369,563

AT&T Corp.                        15,115                    763,308

Bell Atlantic Corp.               6,400                     368,800

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

BellSouth Corp.                   5,400                    $ 241,650

COMSAT Corp. Series 1             3,600                     117,000

Global TeleSystems Group,         500                       33,063
Inc. (a)

GTE Corp.                         3,900                     261,056

MCI WorldCom, Inc. (a)            15,400                    1,265,688

McLeodUSA, Inc. Class A (a)       5,800                     325,163

Metromedia Fiber Network,         1,200                     101,100
Inc. Class A (a)

SBC Communications, Inc.          5,400                     302,400

Sprint Corp. (FON Group)          4,000                     410,250

                                                            4,559,041

TOTAL UTILITIES                                             6,605,060

TOTAL COMMON STOCKS                                         52,857,212
(Cost $48,329,073)

CASH EQUIVALENTS - 2.3%



Taxable Central Cash Fund (b)     1,225,335                 1,225,335
(Cost $1,225,335)

TOTAL INVESTMENT IN                                         $ 54,082,547
SECURITIES - 100%
(Cost $49,554,408)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $49,554,408. Net unrealized appreciation aggregated $4,528,139, of which $5,895,184 related to appreciated investment securities and $1,367,045 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                             APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 54,082,547
value (cost $49,554,408) -
See accompanying schedule

Receivable for fund shares                    194,493
sold

Dividends receivable                          27,543

Interest receivable                           3,604

Prepaid expenses                              19,508

 TOTAL ASSETS                                 54,327,695

LIABILITIES

Payable for investments         $ 1,248,077
purchased

Payable for fund shares          426
redeemed

Accrued management fee           28,362

Other payables and accrued       32,475
expenses

 TOTAL LIABILITIES                            1,309,340

NET ASSETS                                   $ 53,018,355

Net Assets consist of:

Paid in capital                              $ 49,181,777

Accumulated net investment                    (30,174)
(loss)

Accumulated undistributed net                 (661,387)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   4,528,139
(depreciation) on investments

NET ASSETS, for 4,479,913                    $ 53,018,355
shares outstanding

NET ASSET VALUE, offering                     $11.83
price and redemption price
per share ($53,018,355
(divided by) 4,479,913
shares)

STATEMENT OF OPERATIONS
 NOVEMBER 2, 1998
(COMMENCEMENT OF OPERATIONS)
APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 152,913
Dividends

Interest                                      18,514

 TOTAL INCOME                                 171,427

EXPENSES

Management fee                   $ 85,744

Transfer agent fees               22,717

Accounting fees and expenses      29,752

Non-interested trustees'          34
compensation

Custodian fees and expenses       4,607

Registration fees                 46,100

Audit                             10,903

Legal                             4,982

Miscellaneous                     256

 Total expenses before            205,095
reductions

 Expense reductions               (3,494)     201,601

NET INVESTMENT INCOME (LOSS)                  (30,174)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (661,441)

 Foreign currency transactions    54          (661,387)

Change in net unrealized                      4,528,139
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               3,866,752

NET INCREASE (DECREASE) IN                   $ 3,836,578
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                NOVEMBER 2, 1998
                                (COMMENCEMENT OF OPERATIONS)
                                TO APRIL 30, 1999
                                (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ (30,174)
income (loss)

 Net realized gain (loss)        (661,387)

 Change in net unrealized        4,528,139
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      3,836,578
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions Net           50,090,327
proceeds from sales of shares

 Cost of shares redeemed         (917,619)

 NET INCREASE (DECREASE) IN      49,172,708
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                  9,069

  TOTAL INCREASE (DECREASE)      53,018,355
IN NET ASSETS

NET ASSETS

 Beginning of period             -

 End of period (including       $ 53,018,355
accumulated net investment
loss of $30,174)

OTHER INFORMATION
Shares

 Sold                            4,563,699

 Redeemed                        (83,786)

 Net increase (decrease)         4,479,913

FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30,
                                 1999 D

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) C    (.01)

Net realized and unrealized       1.84
gain (loss)

Total from investment             1.83
operations

Redemption fees added to paid     .00
in capital

Net asset value, end of period   $ 11.83

TOTAL RETURN B                    18.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 53,018
(000 omitted)

Ratio of expenses to average      1.40% A
net assets

Ratio of expenses to average      1.38% A, E
net assets after expense
reductions

Ratio of net investment           (.21)% A
income (loss) to average net
assets

Portfolio turnover rate           40% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 2, 1998 (COMMENCEMENT OF OPERATIONS) TO
APRIL 30, 1999.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of the fund for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period.

TRADING (REDEMPTION) FEES. Shares held in the fund less than 2 years are subject to a trading fee equal to 1.0% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $54,592,372 and $5,601,858, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,284 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $599 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested

5. EXPENSE REDUCTIONS - CONTINUED

cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $2,895 under this arrangements.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE

WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)

FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES

TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT

ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT

ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund SM

Contrafund II SM

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty

Growth Company Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan(registered trademark) Fund

Mid-Cap Stock Fund

New Millennium Fund(registered trademark)

OTC Portfolio

Retirement Growth Fund

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuantGrowth Fund SM


Trend Fund

Value Fund

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
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TouchTone Xpress(registered trademark)(AUTOMATED GRAPHIC)
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